Annual Total Returns- SmartRetirement Blend 2035 Fund (R2 R3 R4 R5 R6 Shares) [BarChart] - R2 R3 R4 R5 R6 Shares - SmartRetirement Blend 2035 Fund - Class R6	2013	2014	2015	2016	2017	2018	2019	2020
Total	19.99%	6.94%	(0.97%)	8.32%	18.90%	(7.37%)	22.26%	12.62%